PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 38,278	$ 44,765
Accumulated depreciation	26,285	36,630
Deprecated cost	11,993	8,135
Depreciation	3,704	2,752	$ 2,203
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	17,624	17,548
Accumulated depreciation	13,511	14,548
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13,090	22,374
Accumulated depreciation	10,501	20,145
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,454	1,356
Accumulated depreciation	575	659
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,134	2,557
Accumulated depreciation	1,224	1,162
Lease equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,976	930
Accumulated depreciation	$ 474	$ 116